NOTE 2 - UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity Disclosure [Policy Text Block]
NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has just entered the production and sales stage and has not established sources of revenues to fully fund the development of business and pay operating expenses, resulting in a cumulative net loss of $(34,038,821) for the period from inception (August 16, 1996) to September 30, 2012. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising and initial production and sales efforts to fund the development of its retractable safety syringe.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 - UNCERTAINTIES

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is in the development stage and has not established sources of revenues to fund the development of business and pay operating expenses, resulting in a cumulative net loss of $(29,834,791) for the period from inception (August 16, 1996) to December 31, 2011. The ability of the Company to continue as a going concern during the next year depends on the successful completion of the Company’s capital raising efforts to fund the development of its retractable safety syringe. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.